STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss	$ (60,690)	$ (69,128)	$ (42,476)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	27	44	40
Amortization of premium on short-term investments, net	27	101	21
Stock-based compensation expense	1,508	1,795	304
Research and development expense settled in stock	13,118	15,067	10,296
Change in fair value of other current assets, warrant liability and other liability	(9,087)	2,069	264
Non-cash interest	387	449	165
Milestone payment settled with stock			1,410
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,721	4,623	(6,463)
Other long-term assets		35	25
Accounts payable	(250)	237	(301)
Accrued expenses and other current liabilities	8,222	1,550	819
Net cash used in operating activities	(45,017)	(43,158)	(35,896)
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property and equipment	(2)	(40)	(176)
Purchases of marketable securities	(17,070)	(18,989)	(32,479)
Sales and maturities of marketable securities	21,043	46,464	8,855
Net cash provided by (used in) investing activities	3,971	27,435	(23,800)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from exercise of stock options	13	279	204
Net proceeds from the issuance of preferred stock	42,870		62,116
Proceeds from note payable		12,500	12,500
Discount on note payable			(366)
Deferred financing costs		(31)	(56)
Payments on note payable	(8,187)	(3,500)	(156)
Net cash provided by financing activities	34,696	9,248	74,242
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,350)	(6,475)	14,546
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	18,653	25,128	10,582
CASH AND CASH EQUIVALENTS AT END OF YEAR	12,303	18,653	25,128
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	1,796	1,801	358
NON-CASH FINANCING ACTIVITIES:
Accretion of dividends on preferred stock	17,471	13,992	10,933
Fair value of preferred stock issued in the recapitalization			85,879
Fair value of series A-6 convertible preferred stock issued as settlement of liability	23,168
Fair value of warrants issued	$ 1,356	$ 379	$ 463